CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Common Stock, $0.0001 par value
Common stock, par value (in USD per share)	$ 0.0001	$ 0.0001
Class B Common Stock, $0.0001 par value
Common stock, par value (in USD per share)	0.0001	0.0001
Common Stock | Common Stock, $0.0001 par value
Common stock, par value (in USD per share)	0.0001	0.0001	$ 0.0001
Common Stock | Class B Common Stock, $0.0001 par value
Common stock, par value (in USD per share)	$ 0.0001	$ 0.0001	$ 0.0001